Debt - Schedule of Debt (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Debt [Abstract]
Total debt, gross	¥ 4,241
Less: Deferred finance charges	685
Total debt, net of deferred finance charges	¥ 3,556